Income Taxes - Schedule of Supplemental Cash Flow Disclosure (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income and withholding tax paid	$ 15,217	$ 11,628	$ 19,608